FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of general summary of foreign currency (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Changes In Foreign Exchange Rates [Line Items]
Total Assets	$ 15,253,365	$ 14,667,315
Total Liabilities	14,542,036	14,229,040
All Currencies
Changes In Foreign Exchange Rates [Line Items]
Total Assets	952,347	765,411
Total Liabilities	1,313,828	1,073,496
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	12,913	14,639
Total Liabilities	9,785	7,057
Net position	3,128	7,582
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Total Assets	12,576	20,704
Total Liabilities	51,229	56,567
Net position	(38,653)	(35,863)
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	121,514	143,250
Total Liabilities	489,428	418,315
Net position	(367,914)	(275,065)
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Total Assets	25,850	18,205
Total Liabilities	2,639	2,917
Net position	23,211	15,288
Euro
Changes In Foreign Exchange Rates [Line Items]
Total Assets	120,910	129,312
Total Liabilities	122,607	57,804
Net position	(1,697)	71,508
U.S. dollar
Changes In Foreign Exchange Rates [Line Items]
Total Assets	550,116	325,080
Total Liabilities	553,199	440,035
Net position	(3,083)	(114,955)
Other currency
Changes In Foreign Exchange Rates [Line Items]
Total Assets	108,468	114,221
Total Liabilities	84,941	90,801
Net position	$ 23,527	$ 23,420